Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	29 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	May 20, 2022
C000234047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Long Credit Bond Index Fund
Account Value	$ 10,440	$ 10,440	$ 10,397	$ 9,754	$ 10,335	$ 8,786	$ 9,864	$ 10,003	$ 10,035	$ 8,716	$ 10,199	$ 10,000
Average Annual Return, Percent	18.83%	1.77%
C000234048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Intermediate Credit Bond Index Fund
Account Value	$ 10,938	$ 10,938	10,832	10,404	10,550	9,888	10,102	10,153	10,067	9,551	10,102	10,000
Average Annual Return, Percent	10.62%	3.73%
C000234049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Long Government Bond Index Fund
Account Value	$ 8,760	$ 8,760	8,881	8,204	8,835	7,617	8,872	9,331	9,295	8,294	9,976	10,000
Average Annual Return, Percent	15.01%	(5.26%)
C000234050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Intermediate Government Bond Index Fund
Account Value	$ 10,407	$ 10,407	10,369	9,987	10,175	9,734	9,854	10,009	9,883	9,582	10,060	10,000
Average Annual Return, Percent	6.92%	1.64%
C000234051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Securitized Bond Index Fund
Account Value	$ 10,212	$ 10,212	10,215	9,649	9,993	9,180	9,717	9,839	9,850	9,229	10,177	10,000
Average Annual Return, Percent	11.25%	0.86%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,295	$ 10,295	10,270	9,776	10,080	9,313	9,772	9,921	9,873	9,280	10,112	10,000
Average Annual Return, Percent	10.55%	1.20%
Bloomberg U S Long Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Bond Index
Account Value	$ 10,435	$ 10,435	10,392	9,745	10,321	8,784	9,862	10,005	10,044	8,730	10,227	10,000
Average Annual Return, Percent	18.80%	1.76%
Bloomberg U S Intermediate Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Bond Index
Account Value	$ 10,918	$ 10,918	10,813	10,386	10,526	9,880	10,095	10,143	10,057	9,544	10,105	10,000
Average Annual Return, Percent	10.50%	3.66%
Bloomberg U S Long Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government Bond Index
Account Value	$ 8,736	$ 8,736	8,853	8,175	8,799	7,590	8,855	9,311	9,284	8,291	9,969	10,000
Average Annual Return, Percent	15.10%	(5.38%)
Bloomberg U S Intermediate Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index
Account Value	$ 10,394	$ 10,394	10,351	9,969	10,163	9,721	9,841	9,995	9,877	9,581	10,060	10,000
Average Annual Return, Percent	6.92%	1.59%
Bloomberg U S Securitized MBS ABS and CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index
Account Value	$ 10,207	$ 10,207	$ 10,210	$ 9,652	$ 9,994	$ 9,168	$ 9,717	$ 9,836	$ 9,856	$ 9,222	$ 10,175	$ 10,000
Average Annual Return, Percent	11.33%	0.84%